Offerings	Apr. 30, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share (1)
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. Global Net Lease, Inc. (the "Company") is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee. An unspecified aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share(2)
Fee Rate	0.01531%
Offering Note	See Offering Note (1) for detailed information.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depository Shares(3)
Fee Rate	0.01531%
Offering Note	See Offering Note (1) for detailed information.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities(4)
Fee Rate	0.01531%
Offering Note	See Offering Note (1) for detailed information.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts(5)
Fee Rate	0.01531%
Offering Note	See Offering Note (1) for detailed information.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants(6)
Fee Rate	0.01531%
Offering Note	See Offering Note (1) for detailed information.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees(7)
Fee Rate	0.01531%
Offering Note	See Offering Note (1) for detailed information.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units(8)
Fee Rate	0.01531%
Offering Note	See Offering Note (1) for detailed information.